SHARE-BASED COMPENSATION - Significant Assumptions (Details) - Stock options	9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Significant assumptions used to compute the fair market values
Risk-free interest rate (as a percent)	1.81%	1.23%
Dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Volatility factor (as a percent)	109.00%	109.00%
Expected life (years)		2 years 10 months 17 days
Maximum
Significant assumptions used to compute the fair market values
Expected life (years)	4 years 11 months 1 day		2 years 10 months 15 days	2 years 10 months 15 days